September 26, 2013

VIA EDGAR & BY HAND

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Edwin Kim, Esq.

Re:	Wix.com Ltd.

Amendment No. 3 to Draft Registration Statement on Form F-1

Initially Submitted on May 30, 2013

CIK No. 0001576789

Dear Mr. Kim:

On behalf of our client, Wixpress Ltd., an Israeli company (the “Company”), we confidentially submit herewith Amendment No. 3 (“Amendment No. 3”) to the above-referenced draft Registration Statement on Form F-1 (the “Registration Statement”) via the Securities and Exchange Commission’s (the “Commission”) EDGAR system. The Registration Statement was initially submitted confidentially to the Commission on May 30, 2013. In this letter, we respond to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Commission contained in the Staff’s letters dated September 18, 2013 (the “September Comment Letter”) and July 26, 2013 (the “July Comment Letter”).

Set forth below are the responses of the Company to the comments in the September Comment Letter. For ease of reference, each comment contained in the September Comment Letter is printed below and is followed by the Company’s response. All page references in the responses set forth below refer to page numbers in Amendment No. 3. Defined terms used but not otherwise defined herein have the meanings ascribed to such terms in Amendment No. 3.

In response to comment 3 contained in the July Comment Letter, the Company has provided under separate cover pursuant to Rule 418(b) under the Securities Act a copy of written communications, as defined in Rule 405 under the Securities Act of 1933 (the “Securities Act”) that it presented to potential investors in reliance on Section 5(d) of the Securities Act.

Principal and Selling Shareholders, page 104

1.	Please advise us why the shares beneficially owned by Messrs. Horing and Tluszcz are not included in the executive officers and directors as a group total in your beneficial and selling shareholder table. It appears that you exclude the shares that are also beneficially owned by entities affiliated with Insight Venture Partners and Mangrove Capital Partners. It is unclear the basis of why you exclude these shares from the executive officers and directors as a group total. Also, in light of the fact that Mr. Eisenberg is a general partner of Benchmark Capital Partners, please advise us whether he holds voting and/or investment power of the shares beneficially owned by Benchmark Capital Partners.

Response:

In response to the Staff’s comment, the Company has amended the group total in the beneficial ownership table on page 105 to include the shares beneficially owned by Messrs. Horing and Tluszcz. The Company has also clarified the disclosure in footnote (13) on page 107 to note that Michael Eisenberg does not have voting or dispositive power with respect to the shares held by Benchmark. The Company supplementally advises the Staff that Mr. Eisenberg’s title as a general partner of Benchmark Capital Partners does not grant him the voting and dispositive power that is held by the managing members listed in footnote (13) on page 107.

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Revenue Recognition, page F-11

2.	In response to prior comment 15, you indicate that you revised your disclosure to clarify that domain name registration selling price is based on VSOE. Tell us where you have provided this disclosure in your revenue recognition policy. Please reconcile this response with your response to comment 50 from our letter dated June 26, 2013 indicating that the fair value of domain names was based on third-party evidence since they are not sold separately from subscriptions. Tell us whether this was a change in accounting and what consideration you gave to the disclosure requirements of ASC 250-10-50. In addition, explain how you have established VSOE for domain name registrations. In this regard, tell us how the revenue allocation methodology considers that domain names are provided as a complimentary part of the first year of each annual premium subscription, as noted from your response to comment 23 from our letter dated June 26, 2013, and that domain names can be purchased as a stand-alone product by users of the free Wix Editor product, as noted from your disclosure on page 74.

Response:

The Company advises the Staff that it has revised it disclosure in Note 2m “Revenue recognition” of the consolidated financial statements on page F-12 to state that: “Website service and domain name registrations are sold separately and therefore the selling price is based on VSOE.”

The Company analyzed the entire population of stand-alone transactions for domain name registrations during 2011 and 2012 and concluded that these stand-alone transactions support a selling price based on VSOE in accordance with ASC 605-25-30-6A. The Company determined that 80% of these transactions are within a narrow range of plus or minus 15% from the midpoint.

The Company did not sell domain name registrations in 2010 and only started to sell domain name registrations in mid-2011. The Company evaluated its hierarchy analysis in accordance with ASC 2009-13 and found that domain name registration can be based on VSOE since it has sufficient stand-alone sales starting 2011. Since domain name registration as stand-alone transactions represents ~0.1% of the Company’s total transactions in 2011, it was erroneously determined that domain name registration selling price was based on TPE. However, TPE and VSOE represent the same range of selling prices (as domain names are a commodity) and, as a result, there is no effect on the revenue allocated throughout any period.

Domain name registration, which is provided as a complimentary part of the first year of each annual premium subscription, is also provided for a one-year period. Therefore, the consideration for the entire arrangement is recognized ratably over the service period (i.e., one year). When a premium subscription is purchased with a domain name registration for more than one year, the Company’s policy is to recognize the relative fair value of each element based on VSOE ratably over the related service period.

When users of the free Wix Editor product purchase a stand-alone domain name registration, there is no revenue allocation as the Wix Editor product is provided for free to all users. Therefore, the consideration for the arrangement is related solely to one product purchase (i.e., domain name registration service). Such consideration is recognized ratably over the domain name registration service period.

Note 15. Subsequent Events, page F-30

3.	Please revise to disclose the date through which you evaluated subsequent events and whether that date represents the date the financial statements were issued or available to be issued. Refer to ASC 855-10-50.

Response:

The Company has revised it disclosure in Note 13 of the consolidated financial statements on page F-30 in response to the Staff’s comment.

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Please do not hesitate to contact Colin Diamond at (212) 819-8754 or Jessica Chen at (212) 819-8503 of White & Case LLP with any questions or comments regarding this letter.

Sincerely,

/s/ White & Case LLP

White & Case LLP

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